Financial instruments and fair value (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CAD ($)
Disclosure of financial instruments and fair value [Line Items]
Cash and cash equivalents		$ 3,642,328		$ 4,575,119	$ 5,593,669			$ 2,117,038
Adjustments for unrealised foreign exchange losses (gains)		$ 282,834		$ 148,484	$ (227,257)
Financial assets						$ 15,800,000
Risk free interest rate, share options granted		1.66%	1.66%	0.00%
Expected volatility, share options granted		97.00%	97.00%	0.00%	86.00%
Expected dividend as percentage, share options granted		0.00%	0.00%	0.00%	0.00%
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement		$ 95,000		$ 0	$ 0
Exercise price, share options granted		$ 0.25
Option life, share options granted	18	5	5	0	5
Number of share purchase warrants | shares		1,071,428				1,071,428
Deposit Insurance		$ 100,000
Unrealised foreign exchange gains (losses) [member]
Disclosure of financial instruments and fair value [Line Items]
Cash and cash equivalents		480,000
Adjustments for unrealised foreign exchange losses (gains)		1.36
Non-current financial assets at fair value through profit or loss		502,138		$ 537,860		$ 400,000	$ 400,000
Foreign exchange rate, impact on net loss		410,000
Minco Silver Corp [Member]
Disclosure of financial instruments and fair value [Line Items]
Cash and cash equivalents		22,102,526		$ 20,195,199
Working capital		$ 47,600,000
Risk free interest rate, share options granted				0.00%
Expected volatility, share options granted				0.00%
Expected dividend as percentage, share options granted		0.00%	0.00%	0.00%
Option life, share options granted		5	5
Foreign exchange rate, impact on net loss			$ 1,600,000